Segment reporting	9 Months Ended
Sep. 30, 2022
Segment reporting
Segment reporting

9. Segment reporting

The following table summarizes segment reporting. The sum of the amounts of the two segments equals the total for the Group in each of the periods.

	Three months ended September 30,
	2022				2021
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	2,874	3,031	(170)	5,735	2,513	2,441	(16)	4,938
Third party	2,704	3,031		5,735	2,497	2,441	--	4,938
Intra-segment	170	--	(170)	—	16	--	(16)	—
Cost of sales	(2,053)	(2,036)		(4,089)	(1,395)	(1,602)		(2,997)
Gross profit	651	995		1,646	1,102	839		1,941
Gross profit in %	24.1%	32.8%		28.7%	44.1%	34.4%		39.3%
Operating Expenses				(5,254)				(4,505)
Other operating expenses				(159)				(101)
Other operating income				1,227				1,177
Operating loss				(2,540)				(1,488)
Finance expense				(6,175)				(648)
Finance income				8				1,336
Financial result				(6,167)				688
Loss before income taxes				(8,707)				(800)
Income tax income (expense)				5				—
Net loss				(8,702)				(800)

	Nine months ended September 30,
	2022				2021
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	8,486	9,334	(754)	17,066	8,887	6,683	(1,629)	13,941
Third party	7,732	9,334	--	17,066	7,258	6,683	--	13,941
Intra-segment	754	--	(754)	—	1,629	--	(1,629)	—
Cost of sales	(5,967)	(5,771)		(11,738)	(4,819)	(4,730)		(9,549)
Gross profit	1,765	3,563		5,328	2,439	1,953		4,392
Gross profit in %	22.8%	38.2%		31.2%	33.6%	29.2%		31.5%
Operating Expenses				(15,055)				(14,162)
Other operating expenses				(573)				(486)
Other operating income				4,685				2,203
Operating loss				(5,615)				(8,053)
Finance expense				(6,333)				(3,795)
Finance income				610				163
Financial result				(5,723)				(3,632)
Loss before income taxes				(11,338)				(11,685)
Income tax income (expense)				84				52
Net loss				(11,254)				(11,633)